Expense Example	Nov. 14, 2025 USD ($)
Class A Shares | Government Obligations Fund | Government Obligations Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Class A Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
Class A Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
Class A Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Class A Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Class D Shares | Government Obligations Fund | Government Obligations Fund - Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class D Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class D Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class P Shares | Government Obligations Fund | Government Obligations Fund - Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	62
Expense Example, with Redemption, 5 Years	111
Expense Example, with Redemption, 10 Years	253
Class P Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	242
Class T Shares | Government Obligations Fund | Government Obligations Fund - Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class T Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	517
Class T Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	630
Class T Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class T Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	517
Class T Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	551
Class U Shares | Government Obligations Fund | Government Obligations Fund - Class U
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	105
Expense Example, with Redemption, 10 Years	247
Class V Shares | Government Obligations Fund | Government Obligations Fund - Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Class V Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
Class V Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	507
Class V Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Class V Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
Class V Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	427
Class X Shares | Government Obligations Fund | Government Obligations Fund - Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	249
Class X Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	116
Expense Example, with Redemption, 10 Years	272
Class X Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	102
Expense Example, with Redemption, 10 Years	238
Class X Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	263
Class Y Shares | Government Obligations Fund | Government Obligations Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Class Y Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	578
Class Y Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	691
Class Y Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Class Y Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Class Y Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	612
Class Z Shares | Government Obligations Fund | Government Obligations Fund - Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	62
Expense Example, with Redemption, 5 Years	111
Expense Example, with Redemption, 10 Years	253
Class Z Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Class Z Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	382
Class Z Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	242
Class Z Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Class Z Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	$ 302